Revenue- By type (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Revenue by type of service
Revenue	¥ 853,062	$ 134,567	¥ 717,289	¥ 509,711
Customer management services
Revenue by type of service
Revenue	379,999		363,381	297,592
Membership fees
Revenue by type of service
Revenue	35,739		29,450	22,846
Logistics services
Revenue by type of service
Revenue	71,279		55,653	33,942
Cloud services
Revenue by type of service
Revenue	74,123		60,120	40,016
Sales of goods
Revenue by type of service
Revenue	255,171		180,634	95,503
Other revenue
Revenue by type of service
Revenue	¥ 36,751		¥ 28,051	¥ 19,812